Share-based compensation - Schedule of company’s share options outstanding (Details)	12 Months Ended
	Dec. 31, 2025 exercisable $ / shares shares	Dec. 31, 2024 exercisable $ / shares shares	Dec. 31, 2023 exercisable $ / shares shares	Dec. 31, 2025 exercisable $ / shares shares	Dec. 31, 2024 exercisable $ / shares shares	Dec. 31, 2023 exercisable $ / shares shares
Exercise price 154.39
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares	154.39			154.39
Number outstanding	$ 228
Weighted average remaining contractual life [years]	1 month 28 days
Options exercisable, Exercise price				$ 154.39
Number exercisable | exercisable	228			228
Exercise price 156.55
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares	156.55			156.55
Number outstanding	$ 228
Weighted average remaining contractual life [years]	2 months 23 days
Options exercisable, Exercise price				$ 156.55
Number exercisable | exercisable	228			228
Exercise price 5.60
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares	5.6			5.6
Number outstanding	$ 12,500
Weighted average remaining contractual life [years]	8 months 4 days
Options exercisable, Exercise price				$ 5.6
Number exercisable | exercisable	12,500			12,500
Exercise price 9.90
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares	9.9			9.9
Number outstanding	$ 50,000
Weighted average remaining contractual life [years]	1 year 2 months 23 days
Options exercisable, Exercise price				$ 9.9
Number exercisable | exercisable	50,000			50,000
Exercise price 24.50
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares	24.5			24.5
Number outstanding	$ 98,000
Weighted average remaining contractual life [years]	4 years 8 months 26 days
Options exercisable, Exercise price				$ 24.5
Number exercisable | exercisable	98,000			98,000
Exercise price 18.87
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares	18.87			18.87
Number outstanding	$ 160,956
Weighted average remaining contractual life [years]	3 years 3 months 25 days
Options exercisable, Exercise price				$ 18.87
Number exercisable | exercisable	160,956			160,956
Exercise price 154.39
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares		154.39			154.39
Number outstanding		$ 228
Weighted average remaining contractual life [years]		1 year 1 month 28 days
Options exercisable, Exercise price					$ 154.39
Number exercisable | exercisable		228			228
Exercise price 156.55
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares		156.55			156.55
Number outstanding		$ 228
Weighted average remaining contractual life [years]		1 year 2 months 23 days
Options exercisable, Exercise price					$ 156.55
Number exercisable | exercisable		228			228
Exercise price 5.60
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares		5.6			5.6
Number outstanding		$ 12,500
Weighted average remaining contractual life [years]		1 year 8 months 4 days
Options exercisable, Exercise price					$ 5.6
Number exercisable | exercisable		4,167			4,167
Exercise price 5.25
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares		5.25			5.25
Number outstanding		$ 29,500
Weighted average remaining contractual life [years]		1 year 8 months 26 days
Options exercisable, Exercise price					$ 5.25
Number exercisable | exercisable		29,500			29,500
Exercise price 6.97
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares		6.97			6.97
Number outstanding		$ 42,456
Weighted average remaining contractual life [years]		1 year 8 months 19 days
Options exercisable, Exercise price					$ 7.3
Number exercisable | exercisable		34,123			34,123
Exercise price 84.50
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			84.5			84.5
Number outstanding			$ 30,769
Weighted average remaining contractual life [years]			4 years 25 days
Options exercisable, Exercise price						$ 84.5
Number exercisable | exercisable			30,769			30,769
Exercise price 110.50
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			110.5			110.5
Number outstanding			$ 1,046
Weighted average remaining contractual life [years]			1 year 10 months 13 days
Options exercisable, Exercise price						$ 110.5
Number exercisable | exercisable			1,046			1,046
Exercise price 146.25
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			146.25			146.25
Number outstanding			$ 769
Weighted average remaining contractual life [years]			5 months 1 day
Options exercisable, Exercise price						$ 146.25
Number exercisable | exercisable			769			769
Exercise price 150.15
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			150.15			150.15
Number outstanding			$ 231
Weighted average remaining contractual life [years]			2 years 1 month 28 days
Options exercisable, Exercise price						$ 150.15
Number exercisable | exercisable			231			231
Exercise price 150.15
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			150.15			150.15
Number outstanding			$ 231
Weighted average remaining contractual life [years]			2 years 2 months 23 days
Options exercisable, Exercise price						$ 150.15
Number exercisable | exercisable			231			231
Exercise price 159.25
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			159.25			159.25
Number outstanding			$ 4,523
Weighted average remaining contractual life [years]			2 years 1 month 24 days
Options exercisable, Exercise price						$ 159.25
Number exercisable | exercisable			3,562			3,562
Exercise price 189.15
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			189.15			189.15
Number outstanding			$ 79
Weighted average remaining contractual life [years]			2 years
Options exercisable, Exercise price						$ 189.15
Number exercisable | exercisable			79			79
Exercise price 243.75
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			243.75			243.75
Number outstanding			$ 77
Weighted average remaining contractual life [years]			2 months 15 days
Options exercisable, Exercise price						$ 243.75
Number exercisable | exercisable			77			77
Exercise price 250.90
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			250.9			250.9
Number outstanding			$ 77
Weighted average remaining contractual life [years]			2 years 10 months 9 days
Options exercisable, Exercise price						$ 250.9
Number exercisable | exercisable			58			58
Exercise price 3,266.25
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			3,266.25			3,266.25
Number outstanding			$ 54
Weighted average remaining contractual life [years]			3 months 10 days
Options exercisable, Exercise price						$ 3,266.25
Number exercisable | exercisable			53			53
Exercise price 101.59
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price | shares			101.59			101.59
Number outstanding			$ 37,856
Weighted average remaining contractual life [years]			3 years 7 months 28 days
Options exercisable, Exercise price						$ 100.01
Number exercisable | exercisable			36,875			36,875